J. M. Walker & Associates

Attorneys At Law

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Centennial, CO 80122

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February 10, 2012

United States Securities and Exchange Commission

Division of Corporate Finance

Washington, DC 20549

Re:

American Business Services, Inc.

Amendment No. 1 to Registration Statement on Form S-1

Filed December 19, 2011

File No. 333-177525

Dear Ms. Wray:

We have reviewed the comment letter dated November 22, 2011 and have the following responses.

1.  We note your disclosure that the selling shareholder offering will commence upon termination of the primary offering by the company, which will terminate on or before September 30, 2012 in the company’s discretion. Please explain the source of the condition precedent to the commencement of the selling shareholder offering. For example, tell us whether the selling shareholders have agreed not to sell their shares pursuant to the prospectus until the offering by the company is complete. File any such written agreement or a description of any such oral agreement as an exhibit. If there is no such agreement, please explain how you determined such an obligation is enforceable. See Item 601(b)(1) of Regulation S-K. Provide risk factor disclosure as appropriate. In addition, update your Plan of Distribution section to discuss the timing of the secondary offering vis-à-vis the primary offering.

The disclosure has been updated to properly describe the oral agreement between Mr. Ray and the selling shareholders concerning their ability to sell.

Description of Business, page 18

2.  We note the revisions made to this section in response to prior comment 9.  It remains unclear, however, the precise nature of the consulting services the company has historically provided.  In this regard, we note that your revised disclosure discusses services and assistance that you “may” provide.  Discuss in more tangible terms the specific services that the company has actually provided during the periods covered by the financial statements included in the filing, as well as those services it intends to provide going forward.

The disclosure has been updated to more firmly describe the nature of the business.

3.  In response to prior comment 9 asking for a quantification of the company’s stock and cash consulting fees received, you disclose that during the nine months ended September 30, 2011, the company received $53,000 in cash from four clients for consulting services provided. Please explain to us in your response letter how this disclosure is consistent with the statement on page 28 that the company earned consulting revenues of $68,051 for the nine months ended September 30, 2011.

The disclosure has been updated to properly report the amount of consulting revenues received during the nine months ended September 30, 2011.

4.  Please expand your discussion of the company’s business plans. You disclose that the company “has recently expanded its operations into other fields,” including EDGARization and XBRL preparation services. Please clarify the status of this area of the company’s business, including whether the company has generated any revenues from these services to date. Please also elaborate on the general statement that there “are other areas of consulting that ABS also intends to place more emphasis.”

The disclosure has been updated to show the revenues generated by the new services to date.  The general statement has been removed for clarity.

5.  Please provide support for the statement on page 20 that “it is believed that the companies presently preparing XBRL documents will not be able to meet the increased demand,” as well as for the claim on page 21 that “ABS believes [it] can be competitive” in the XBRL preparation market.

The disclosure has been removed for clarity.

Employees, page 23

6.  Your revised disclosure in response to prior comment 14 states that you have no employees other than Phil E. Ray and A. Terry Ray. The following sentence, however, states that Ms. Ray is not considered an employee. Please revise your disclosure to clarify whether or not Ms. Ray is an employee. If you do not believe she is an employee of the company, please provide support for this belief, given your disclosure that she has served as an officer of the company since its inception in 1991.

The disclosure has been updated to demonstrate that A. Terry Ray has not received any compensation for her services and is thus not considered a paid employee.

Dilution, page 25

7.  Please revise the disclosure throughout your Dilution section to reflect that there are 6,480,000 shares outstanding prior to the offering, as disclosed elsewhere in the prospectus.

The dilution numbers have been adjusted to correctly reflect the common shares outstanding.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Liquidity and Capital Resources, page 29

8.  In response to prior comment 15 you removed disclosure indicating that the company’s inability to raise funds will have a severe negative impact on the company’s ability to remain a viable company. However, in response to prior comment 16 you added disclosure indicating that you believe current cash and revenues are insufficient to fund current operations. Please revise your disclosure to provide a consistent and accurate discussion and analysis of the company’s liquidity and capital resources based on current operations. Refer to Item 303(a)(1) of Regulation S-K.

The disclosure has been updated to consistently show that current cash and revenues are believed insufficient throughout the document.

9.  As a related matter, we note the added risk factor on page 8 indicating that the company may never become profitable if it fails to raise sufficient funds or obtain alternate financing to complete the new business plan. On page 27 you disclose that you anticipate that the company will continue to generate revenues to sustain the company. To the extent that the company’s ability to continue as a going concern is dependent on raising additional funding based on current operations, please revise your disclosure throughout the document to clearly address this uncertainty and to clarify the purpose of the offering which you currently indicate is to add personnel and expand operations.

The two disclosures have been changed in order to clarify the statement about the company’s ability to continue as going operation and to clarify the purpose of the offering.

10.  In your revised disclosure on page 27 in response to prior comment 17 you disclose that the company anticipates providing consulting services to Centennial Growth Equities, Strategic Dental Management Corp., and Original Source Music, Inc. in the future. For each of the outstanding notes receivable at September 30, 2011 please revise your discussion to quantify the amount of associated reserves, discuss the collection delays and uncertainties, and discuss how this is uncertainty is considered in the company’s expectation of providing future services. Refer to Item 303(a)(1) of Regulation S-K.

The company has not entered into any agreements with the prior named companies and has deleted the statements for clarity.  As a result, there are no associated reserves and no discussion has been added related to collection delays and uncertainties.

Directors, Executive Officers, Promoters and Control Persons

Executive Compensation, page 32

11.  Please update your executive compensation disclosure to provide the information called for by Item 402 of Regulation S-K for your fiscal year ended December 31, 2011. For guidance, please refer to Question 117.05 of our Regulation S-K Compliance and Disclosure Interpretations.

The executive compensation disclosure has been updated to show the information for the year ended December 31, 2011.

12.  We note your response to prior comment 19, in which you indicate that the $30,000 loan to Mr. Ray issued in 2010 was forgiven in 2011 as a form of compensation. Please ensure that your executive compensation disclosure for 2011, including the summary compensation table, reflects this debt forgiveness in the amount of $30,000.

The summary compensation table has been updated to properly reflect the recategorization to compensation expense.  The table has also been updated to provide the compensation for 2011.

Certain Relationships and Related Transactions, page 34

13.  We again refer to your response to prior comment 19 and note that you have removed any discussion of the December 2010 loan to Mr. Ray from this section. Notwithstanding the subsequent “re-categorization” of this loan as compensation, it appears you should disclose the loan and its subsequent forgiveness in this section, as it was a related party transaction entered into within the past three fiscal years. Accordingly, please provide the disclosure called for by Item 404(d) of Regulation S-K with respect to this related party transaction, or tell us why you do not believe you are required to do so.

The disclosure has been updated to meet requirements provided by Item 404(d) of Regulation S-K.

14.  Further to prior comment 20, please revise the disclosure in the present section to provide the information called for by Item 404(d) with respect to the company’s loans to or from related parties that were issued or outstanding during any of the past three fiscal years. We note in this regard that you have expanded your discussion of the company’s loans on page 27 to provide additional information. Please ensure that when you revise your related party transaction disclosure, you provide all the information called for by Item 404(a)(5) relating to indebtedness, including the amounts of principal and interest paid during the period for which disclosure is provided and the rate of interest payable on the indebtedness. If any of the notes are overdue, as appears may be the case from your financial statement note disclosure on page 52, please provide corresponding disclosure in your related party transaction disclosure.

The disclosure on page 27 has been updated to show the interest due on the related party loan to Brian Ray, and also indicates that to date, no interest has been paid.  The promissory notes were non-interest bearing through December, 2011, and became interest bearing at 4%-6% thereafter.

Consolidated Financial Statements

General

15.  We note your response to prior comment 19 indicating that the $30,000 note receivable from Phil Ray in 2010 has been re-categorized by the company to compensation expense. Please explain to us your basis, including the specific accounting guidance, for adjusting the historical financial statements rather than reflect this change as a write-off of the receivable at the time the company made the apparent determination to essentially forgive the indebtedness.

The Company used as its guidance for expensing in 2010 the $30,000 given to Mr. Ray, Section 402 of the Sarbanes-Oxley Act, codified as Section 13(k) of the Securities Exchange Act of 1934. The Company originally categorized the $30,000 as a receivable from Mr. Ray, being unaware of the provisions of 13(k) against the extension of credit to executive officers or directors. Although the Company knows of no further specific accounting guidance, after review of Section 402 the Company believes the $30,000 paid to Mr. Ray is most appropriately and conservatively treated as an expense in 2010 when paid, rather than carrying it as a prohibited asset.

16.  Considering the company has reported negative operating cash flows for 2009, 2010 and the nine months ended September 30, 2011 and the revised disclosure on page 29 indicating that you believe current cash and revenues are not sufficient to fund current operations, please tell us how you considered including a financial statement footnote describing this going concern uncertainty. Such a footnote would need to provide prominent and full disclosure of the principal conditions and financial problems that raise the question about the company’s ability to continue in existence, the possible effects of such conditions, and management’s evaluation of the significance of those conditions and any mitigating factors. Refer to FRC 607.02 and paragraph .10 of PCAOB Interim Auditing Standards AU Section 341.

A going concern paragraph has been added to the financial statements as Footnote 4.

17.  As a related matter, if the company’s auditor concludes that substantial doubt about the entity's ability to continue as a going concern for a reasonable period of time remains, please file an appropriately revised audit report with your next amendment or describe for us the basis for concluding that there is not substantial doubt of the company’s going concern. Refer to paragraph .12 of PCAOB Interim Auditing Standards AU Section 341.

A going concern paragraph has been added to the audit report.

Notes to Consolidated Financial Statements

Note 4. Subsequent Events, page 53

18.  We note your added footnote disclosure in response to prior comment 25 indicating that subsequent events were evaluated through the date of issuance of the financial statements. Please revise to disclose the actual date through which subsequent events have been evaluated. Refer to ASC 855-10-50-1.

See specific date added to Footnote 5 “Subsequent Events” (previously footnote 4).

Exhibit 23.1

19.  Your auditor’s consent refers to the audit report dated June 26, 2011. We note that with this amendment the audit report was updated to December 16, 2011. In addition, the description of the financial statements covered by the audit report includes the period ended September 30, 2011. However, the September 30, 2011 financial statements included in this amendment are not audited. In your next amendment, please include an updated consent that refers to the appropriate date of the audit report and the periods covered by that opinion.

The auditor’s consent has been updated to provide all the necessary information.

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filing to be certain that the filing includes the information the Securities Act of 1933 and all applicable Securities Act rules require. Since the company and its management are in possession of all facts relating to a company’s disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Notwithstanding our comments, in the event you request acceleration of the effective date of the pending registration statement please provide a written statement from the company acknowledging that:

␣

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

␣

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

␣

the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please refer to Rules 460 and 461 regarding requests for acceleration. We will consider a written request for acceleration of the effective date of the registration statement as confirmation of the fact that those requesting acceleration are aware of their respective responsibilities under the Securities Act of 1933 and the Securities Exchange Act of 1934 as they relate to the proposed public offering of the securities specified in the above registration statement. Please allow adequate time for us to review any amendment prior to the requested effective date of the registration statement.

You may contact Joyce Sweeney, Staff Accountant at (202) 551-3449 or Patrick Gilmore, Accounting Branch Chief at (202) 551-3406 if you have questions regarding comments on the financial statements and related matters. Please contact me at (202) 551-3483 or Mark P. Shuman, Legal Branch Chief, at (202) 551-3462 with any other questions.

cc:

Via E-Mail Jody M. Walker J. M. Walker & Associates Attorneys At Law

Sincerely, /s/ Katherine Wray

Katherine Wray Attorney-Advisor